Cover	Jul. 15, 2026
Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0002110033
Document Type	S-6
Entity Registrant Name	Advisors Disciplined Trust 2347
Document Period End Date	Jul. 15, 2026
Blue Chip Covered Call Portfolio
Entity Information [Line Items]
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to achieve its objective by investing in a portfolio primarily consisting of common stock of companies that we* consider to be “blue chip” companies (the “Common Stocks” or “Covering Securities”) and U.S. Treasury obligations (the “Treasury Obligations”). Each Covering Security is subject to a contractual right, in the form of Long Term Equity AnticiPation Securities (“LEAPS®”) which give the holder of the LEAPS® the right to buy the corresponding Covering Security at a predetermined price from the trust on any business day prior to the expiration of the LEAPS®. The writing of the LEAPS® generates premium income which is used to purchase the Treasury Obligations.We selected the Covering Securities for the portfolio beginning with a universe of well-known and established domestic companies that have market capitalizations in excess of five billion dollars. We then eliminated companies that we believe are not market leaders with strong reputations for providing high quality goods and services. We based our final selections on economic sector, financial strength, past earnings and revenue growth trends, projected earnings and revenue growth as well as current valuation.Each LEAPS®is issued by The Options Clearing Corporation (“OCC”) in the form of an American style option, which means that it will be exercisable at the strike price on anybusiness day prior to its expiration date. The expiration date for each of the LEAPS® included in the trust is January 22, 2028. As of the close of business on the business day preceding the inception date of the trust, the strike price of the LEAPS® in the trust is equal to approximately 122.09% of the closing market price on that date of the Covering Securities deposited in the trust. Because the Covering Securities are subject to LEAPS®, the trust gives up any appreciation in price of the Covering Securities above the strike price. See “Understanding Your Investment— The Covered Call Strategy” for more information about how this investment strategy operates.
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of its assets in blue chip companies and write (sell) call options on such blue chip companies. We define blue chip companies as well-known and established domestic companies that have market capitalizations in excess of five billion dollars that we have determined are market leaders with strong reputations for providing high quality goods and services.